Share-based compensation - Summary of Units Granted Under Deferred Share and Other Plans (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	469	462
Units granted, weighted average fair value | $ / shares	$ 131.49	$ 113.34
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	3,794	4,066
Units granted, weighted average fair value | $ / shares	$ 125.22	$ 128.95
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	2,220	2,486
Units granted, weighted average fair value | $ / shares	$ 129.65	$ 106.1
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	92	87
Units granted, weighted average fair value | $ / shares	$ 135.44	$ 104.21
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	1,083	767
Units granted, weighted average fair value | $ / shares	$ 128.5	$ 109.24
Deferred Share and Other Plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units granted, number granted | shares	7,658	7,868
Units granted, weighted average fair value | $ / shares	$ 127.48	$ 118.62